Commitments and Contingencies - Schedule of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Capital commitments
Contracted, but not provided for	¥ 67,360	¥ 55,538
Period of estimated payments included in capital commitments with respect to the Group's exploration and production licenses	5 years
Unutilized banking facilities	¥ 50,742	55,289
CNOOC Group [member]
Capital commitments
Contracted, but not provided for	11,150	10,309
A joint venture [member]
Capital commitments
Contracted, but not provided for	¥ 1,261	¥ 590